(Impairments)/reversal of impairments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of impairments

Figures in million – SA rand	Notes	2023	2022	2021
Impairment of mining assets	14	(38,492)	(1)	(5,120)
Impairment of right-of-use assets — mining assets	15	—	—	(28)
Impairment of intangible assets	17	(86)	—	—
Impairment of goodwill	17	(8,435)	—	—
Impairment of investment in equity-accounted investee[1]	18.2	(423)	—	—
Impairment of loan to equity-accounted investee	18.3	(18)	—	—
Other reversal of impairment		—	7	—
Total (impairments)/reversal of impairments		(47,454)	6	(5,148)
1A 5.3% decrease in the expected life-of-mine average recovered grade due to plant recoveries being affected by a change in the mineralogy of the ore, combined with above inflationary increases in working costs, resulted in a decrease in the expected future net cash flows from Mimosa. The lower value in use led to an after tax equity accounted impairment of property, plant and equipment amounting to R1,384 million (see note 12.3) and the further impairment of the investment in the equity-
accounted investee of R423 million (included in SA PGM in the segment report — see note 2). The weighted average PGM (4E) basket price, nominal discount rate and life-of-mine used in the Mimosa impairment assessment was R26,632/4Eoz, 31.2% and 11 years, respectively. The recoverable amount was determined as R2,757 million
31 December 2023
The impairment of mining assets and goodwill for the year ended 31 December 2023 relates to the following classes of assets:

Figures in million – SA rand	Stillwater[1]	Sandouville nickel refinery[2]	Century retreatment operation[3]	Burnstone[4]	Kloof[5]	Other[1]	Total
Mine development, infrastructure and other	10,222	1,430	2,434	1,115	1,616	27	16,844
Land, mineral rights and rehabilitation	20,326	67	843	—	—	—	21,236
Exploration and evaluation assets	—	—	412	—	—	—	412
Intangible assets	—	86	—	—	—	—	86
Goodwill	8,352	23	—	—	—	60	8,435
Total impairment	38,900	1,606	3,689	1,115	1,616	87	47,013
1    Various operational constraints, as previously reported, in the ramp-up of the Blitz project, coupled with higher than inflation increases in operating costs and a decrease in medium to long-term forecast palladium prices, resulted in a decrease in the expected future net cash flows from the US PGM operation. The higher weighted average cost of capital, driven by a higher beta, in combination with the aforementioned factors, contributed to the reduced value in use at year end, which led to an impairment of property, plant and equipment and goodwill amounting to R38,900 million. In addition, goodwill allocated to the US PGM operation amounting to
R60 million pertaining to the acquisition of SFA (Oxford) was impaired
2    An onerous supply contract (see note 30.2), higher fixed and variable costs, significantly reduced expected sustainable production volumes and higher than initially expected sustaining capital expenditure, resulted in the decrease in expected future net cash flows from the Sandouville nickel refinery. This, together with lower nickel prices, reduced the value in use at year end and led to an impairment of property, plant and equipment, intangible assets and goodwill amounting to R1,606 million.
Further studies are currently ongoing to determine the future optimal usage of infrastructure at the Sandouville nickel refinery
3    Lower than expected production volumes, above inflationary increases in operating costs, higher sustaining capital, the approaching end of life-of-mine and the diminishing window of opportunity to develop and operate the expansion projects concurrent with the ongoing operation, resulted in a decrease in the expected future net cash flows from the Century zinc retreatment operation. The lower value in use led to an impairment of property, plant and equipment amounting to R3,689 million
4    Consistent with the requirements of the Group’s capital allocation framework, the Burnstone project (included in the SA Gold corporate and reconciling items reportable segment) will be delayed and is expected to ramp-up again during 2025. The additional costs during the delay, the deferral of mine ramp-up and higher weighted average cost of capital due to an increase in the beta, risk free rate and cost of debt, has resulted in a decrease in the expected future net cash flows from Burnstone.
The lower value in use led to an impairment of property, plant and equipment amounting to R1,115 million
5    Operational constraints, including seismicity and cooling, at the Kloof 4 shaft, compounded by the shaft incident during H2 2023 that damaged the shaft infrastructure, resulted in a severe deterioration in productivity that negatively impacted the financial viability of the Kloof 4 shaft. Consequently, during 2023, following a consultative process, the Group announced the closure of Kloof 4 shaft, which led to the specific impairment of property, plant and equipment amounting to R1,616 million
Assumptions used in value in use calculation	The assumptions applied in the value in use impairment calculation as well as the recoverable amount for each of the cash-generating units (CGU) impacted by the impairments are set out below:

		Stillwater	Sandouville nickel refinery	Century zinc retreatment operation	Burnstone
Weighted average PGM (2E) basket price[1]	US$/2Eoz	1,281
Weighted average nickel price[1]	US$/lbs		8.9
Weighted average cobalt price[1]	US$/lbs		15.8
Weighted average zinc price[1]	A$/t			3,873
Weighted average gold price[1]	R/kg				1,012,625
Inflation rate[2]	%	2.5	1.6	2.9	6.0
Nominal discount rate[3]	%	12.0	7.4	9.3	18.9
Life-of-mine[4] (life-of-refinery)	years	46	23	4	25
Recoverable amount	R' million	22,246	—	—	3,799
1  The weighted average commodity prices and exchange rate were derived by considering various bank and commodity broker consensus forecasts
2  The inflation rate is based on the expected forecast inflation rate for the geographic region which most affects the CGU's cash flows
3  The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
4  Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves